TRADE AND OTHER RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Schedule of Trade and Other Receivables

(in thousands of $)	December 31, 2025	December 31, 2024
Trade receivables	123,539	117,624
Other receivables	10,458	11,319
	133,997	128,943